SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

 NOTE 14 – SUBSEQUENT EVENTS

In January 2018, the Company entered into Simple Agreement for Future Tokens (the “Original SAFT Agreements”) with six investors pursuant to which the Company received an aggregate of $500,000. On February 13, 2018, the Company entered into Amended and Restated Simple Agreement for Future Tokens (the “SAFT Agreements”) with the investors which amended the terms of the Original SAFT Agreements, which totaled $942,500. Pursuant to the SAFT Agreements, the investors will receive tokens in MassRoots Blockchain Technologies, Inc., a Delaware company and wholly-owned subsidiary of the Company (“MassRoots Blockchain”). The tokens are issuable to the investors upon the public sale of tokens of MassRoots Blockchain (the “Qualifying Token Sale”). Investors are entitled receive such number of tokens equal to the amount invested by the investor divided by the Discount Price. “Discount Price” means the price per token sold in the Qualifying Token Sale divided by the Discount Rate. “Discount Rate” means 50%. The SAFT Agreements terminate upon either (i) the issuance of the tokens to the investors or (ii) the payment, or setting aside for payment, of amounts due the investor upon the occurrence of a Dissolution Event. “Dissolution Event” means (i) a voluntary termination of operations of the Company, (ii) a general assignment for the benefit of the Company’s creditors or (iii) any other liquidation, dissolution or winding up of the Company, whether voluntary or involuntary.

From January 1 to January 16, 2018, the Company made payment to the Holders of the August 2017 convertible debt in an aggregate of (i) $510,937.50 in cash and (ii) pursuant to the right of conversion of the Notes, issued an aggregate of 3,742,648 shares of the Company’s common stock. The Company believes that it has completed all of its obligations under the Notes and they are retired.

Effective January 10, 2018, the Board appointed Jesus Quintero as Chief Financial Officer of the Company to replace Isaac Dietrich who was serving as Interim Chief Financial Officer of the Company. On January 10, 2018, the Company entered into a CFO Services Agreement with Jesus Quintero pursuant to which Mr. Quintero will serve as Chief Financial Officer of the Company for a term of one year (the “Initial Term”), which term shall be automatically renewed for successive one year periods thereafter unless Mr. Quintero provides the Company with written notice of his  intention not to renew the agreement at least 90 days prior to the expiration of the Initial Term. The agreement may be terminated by either party upon 90 days prior written notice to the other party. Pursuant to the terms of the agreement, Mr. Quintero shall receive a fee of $4,000 per month and received a onetime issuance of 250,000 shares of the Company’s common stock, all of which vested as of January 10, 2018.

On January 31, 2018, Company entered into separate securities purchase agreements (the “Securities Purchase Agreements”) with certain accredited investors pursuant to which the Company sold an aggregate of $2,740,000 of units (the “Units”) at a purchase price of $0.20 per Unit. Each Unit consists of one share of common stock and a warrant to purchase one share of common stock.

On February 1, 2018, the Compensation Committee of the Board of Directors approved a stock grant of 750,000 and 250,000 shares of common stock, respectively, to Cecil Kyte and Charles Blum. On the same date, the Compensation Committee of the Board of Directors approved an option to purchase up to 750,000 and 250,000 shares of common stock at $0.40 per share, respectively, to Cecil Kyte and Charles Blum.

On February 1, 2018, the Company entered into a Membership Agreement (the “Membership Agreement”) with WeWork pursuant to which the Company leases offices located at 2420 17th Street, Office 3118, Denver, Colorado 80202 effective as of February 2, 2018. The term of the Membership Agreement is for one month which term shall automatically be renewed for successive one month terms unless terminated by either party. Pursuant to the terms of the Membership Agreement the Company will pay a fee of $1,360 per month for the leased premises.

On February 2, 2018, the Company entered into a Settlement and Lease Termination Agreement (the “Agreement”) with Market Center Investors, LLC (the “Landlord”) with respect to the Company’s leased premises located at 1624 Market Street, Suite 201, Denver, Colorado 80202 (the “Leased Premises”). In December 2017, the Landlord commenced a legal action to recover possession of the Leased Premises in the District Court for the City and County of Denver, Colorado (the “Lawsuit”) for failure of the Company to make certain payments pursuant to the terms of its lease (the “Lease”) with the Landlord. Pursuant to the terms of the Agreement, the Company paid the Landlord $145,000 and surrendered to the Landlord any and all possessory interests and other rights in or to the Leased Premises. In addition, each party agreed to release and discharge the other party and its affiliated entities together with its directors, officers, members, managers, employees and agents from and against any and all claims, demands, causes of action and other liabilities arising under or relating to the Lease and a Stipulation for Dismissal with Prejudice was filed with respect to the Lawsuit.

Effective February 21, 2018, Nathan Shelton resigned as a member of the Board of Directors of the Company and well as a member of the Audit, Compensation and Nominating and Corporate Governance Committees (collectively, the “Committees”). Mr. Shelton’s resignation was not the result of any disagreement with the Company, any matter related to the Company’s operations, policies or practices, the Company’s management or the Board. Effective February 21, 2018, the Board appointed Graham Farrar as a member of the Board and as a member of the Committees to fill the vacancies created upon the resignation of Mr. Shelton. Mr. Farrar is deemed an “independent” director as such term is defined by the rules of The Nasdaq Stock Market LLC. There are no family relationships between Mr. Farrar and any of our other officers and directors. Mr. Farrar was granted (i) 250,000 shares of the Company’s common stock and (ii) an option to purchase up to 250,000 shares of the Company’s common stock at an exercise price equal to $0.36 per share. The shares and option vested in full as of February 21, 2018.

From January 1 to April 10, 2018, the Company issued an aggregate of 13,962,500 shares of its common stock recorded as to be issued on December 31, 2017.

From January 1 to April 10, 2018, the Company retired an aggregate of 1,790,000 shares of its common stock recorded as to be retired on December 31, 2017.

From January 1 to April 10, 2018, the Company issued an aggregate of 3,742,648 shares of its common stock for the conversion of its August 2017 convertible debt.

From January 1 to April 10, 2018, the Company issued an aggregate of 4,894,000 shares of its common stock for services.

From January 1 to April 10, 2018, the Company sold an aggregate of 13,700,000 shares of its common stock and warrants to purchase shares of common stock for net proceeds of $2,740,000.

From January 1 to April 10, 2018, the Company issued an aggregate of 95,134 shares for its common stock upon the cashless exercise of common stock options.

From January 1 to April 10, 2018, the Company issued an aggregate of 7,104,765 shares of its common stock for the cashless exercise of common stock warrants.

From January 1 to April 10, 2018, the Company issued an aggregate of 70,000 shares of its common stock upon the exercise of common stock warrants for net proceeds of $63,000.

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.